Capital Stock - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2019	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000	25,000,000
Preferred stock, par value (in dollars per share)		$ 1	$ 1	$ 1
Common stock, share authorized (in shares)		725,000,000	725,000,000	725,000,000
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Common stock, share issued (in shares)			101,108,886	100,784,422
Preferred stock, share issued (in shares)			0
Teekay Parent [Member]
Class of Stock [Line Items]
Common stock, share issued (in shares)			101,108,886
Continuous Offering Program
Class of Stock [Line Items]
Common stock, share issued (in shares)			0
Sale of Stock, Offering Amount	$ 65.0
Teekay Parent | Continuous Offering Program
Class of Stock [Line Items]
Number of shares issued (in shares)		1,100,000
Sale of Stock, Consideration Received Per Transaction		$ 10.7
Common Stock | Teekay Parent
Class of Stock [Line Items]
Number of shares issued (in shares)		10,000,000.0
Sale of stock (in dollars per share)		$ 9.75
Net cash proceeds		$ 93.0